Securities (Amortized Cost, Estimated Fair Value, and Gross Unrealized Gains and Losses of AFS and HTM Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 1,058,283		$ 1,367,925
Available-for-sale Securities, Gross Unrealized Gains	19,741		39,535
Available-for-sale Securities, Gross Unrealized Losses	8,057		616
Available-for-sale Securities, Estimated Fair Value	1,069,967		1,406,844
Held-to-maturity Securities, Amortized Cost	1,718,023		1,887,947
Held-to-maturity Securities, Unrealized Holding Gain	40,821		81,952
Held-to-maturity Securities, Unrealized Holding Loss	16,998
Held-to-maturity securities, Estimated Fair Value	1,741,846		1,969,899
Marketable Securities Amortized Cost	2,776,306		3,255,872
Marketable Securities Unrealized Gain	60,562		121,487
Marketable Securities Unrealized Loss	25,055		616
Marketable Securities, Estimated Fair Value	2,811,813		3,376,743
GSE Debentures [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	709,118		857,409
Available-for-sale Securities, Gross Unrealized Gains	996		4,317
Available-for-sale Securities, Gross Unrealized Losses	7,886		2
Available-for-sale Securities, Estimated Fair Value	702,228		861,724
Held-to-maturity Securities, Amortized Cost			49,977
Held-to-maturity Securities, Unrealized Holding Gain			247
Held-to-maturity securities, Estimated Fair Value			50,224
MBS [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	345,263		505,169
Available-for-sale Securities, Gross Unrealized Gains	18,701		35,137
Available-for-sale Securities, Estimated Fair Value	363,964		540,306
Held-to-maturity Securities, Amortized Cost	1,683,744		1,792,636
Held-to-maturity Securities, Unrealized Holding Gain	39,878		79,883
Held-to-maturity Securities, Unrealized Holding Loss	16,984
Held-to-maturity securities, Estimated Fair Value	1,706,638		1,872,519
Trust Preferred Securities [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	2,594		2,912
Available-for-sale Securities, Gross Unrealized Losses	171		614
Available-for-sale Securities, Estimated Fair Value	2,423	[1]	2,298	[2]
Municipal Bonds [Member]
Schedule Of Available For Sale And Held To Maturity Securities [Line Items]
Available-for-sale Securities, Amortized Cost	1,308		2,435
Available-for-sale Securities, Gross Unrealized Gains	44		81
Available-for-sale Securities, Estimated Fair Value	1,352		2,516
Held-to-maturity Securities, Amortized Cost	34,279		45,334
Held-to-maturity Securities, Unrealized Holding Gain	943		1,822
Held-to-maturity Securities, Unrealized Holding Loss	14
Held-to-maturity securities, Estimated Fair Value	$ 35,208		$ 47,156

[1]	The Company’s Level 3 AFS securities had no activity from September 30, 2012 to September 30, 2013, except for principal repayments of $424 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2013 were $276 thousand.
[2]	The Company’s Level 3 AFS securities had no activity from September 30, 2011 to September 30, 2012, except for principal repayments of $996 thousand and reductions in net unrealized losses recognized in other comprehensive income. Reductions in net unrealized losses included in other comprehensive income for the year ended September 30, 2012 were $78 thousand.